UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3848
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 05/31
Date of reporting period: 08/31

Portfolio of Investments
RiverSource High Yield Bond Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (84.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (1.3%)
L-3 Communications
06-15-12	7.63%	$9,123,000		$9,214,230
07-15-13	6.13	2,035,000	(h)	1,973,950
01-15-15	5.88	2,000,000		1,870,000
L-3 Communications
Series B
10-15-15	6.38	8,575,000	(h)	8,081,938
Moog
Sr Sub Nts
06-15-18	7.25	629,000		597,550

Total				21,737,668

Automotive (0.2%)
Tenneco
11-15-15	8.13	3,830,000		3,494,875
Brokerage (0.1%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	6,150,000	(b,n)	1,130,063
Building Materials (0.8%)
Gibraltar Inds
Series B
12-01-15	8.00	15,237,000		12,837,173
Chemicals (4.5%)
Ashland
06-01-17	9.13	3,605,000	(d)	3,785,250
Chemtura
06-01-16	6.88	20,956,000	(b)	19,069,961
Dow Chemical
Sr Unsecured
05-15-19	8.55	15,275,000		16,638,370
INVISTA
Sr Unsecured
05-01-12	9.25	18,141,000	(d)	18,050,295
MacDermid
Sr Sub Nts
04-15-17	9.50	10,158,000	(d)	8,532,720
Momentive Performance Materials
Pay-in-kind
12-01-14	10.13	677	(f)	399
Nalco
11-15-13	8.88	5,935,000	(h)	5,994,350
Nalco
Sr Nts
05-15-17	8.25	1,710,000	(d)	1,786,950

Total				73,858,295

	Coupon	Principal
Issuer	rate	amount		Value(a)
Construction Machinery (1.8%)
Terex
Sr Sub Nts
11-15-17	8.00	6,950,000	(h)	5,890,125
Terex
Sr Unsecured
06-01-16	10.88	11,370,000	(h)	11,910,075
United Rentals North America
06-15-16	10.88	10,450,000	(d,h)	10,659,000

Total				28,459,200

Consumer Cyclical Services (1.0%)
West Corp
10-15-14	9.50	8,510,000		7,850,475
10-15-16	11.00	8,790,000		8,108,775

Total				15,959,250

Consumer Products (2.9%)
AAC Group Holding
Sr Disc Nts
10-01-12	10.25	8,460,000	(d)	7,064,100
American Achievement
04-01-12	8.25	12,420,000	(d)	12,109,500
Jarden
05-01-16	8.00	5,555,000		5,693,875
05-01-17	7.50	3,738,000		3,597,825
Sealy Mattress
Sr Secured
04-15-16	10.88	3,725,000	(d,h)	4,004,375
Visant
10-01-12	7.63	1,870,000		1,879,350
Visant Holding
Sr Disc Nts
12-01-13	10.25	9,865,000		9,988,313
Visant Holding
Sr Nts
12-01-13	8.75	2,805,000		2,833,050

Total				47,170,388

Diversified Manufacturing (0.2%)
CPM Holdings
Sr Secured
09-01-14	10.63	2,675,000	(d)	2,701,750
Electric (5.3%)
CMS Energy
Sr Nts
06-15-19	8.75	1,725,000	(h)	1,815,563
CMS Energy
Sr Unsecured
07-17-17	6.55	10,910,000		10,177,612
Dynegy Holdings
Sr Unsecured
05-01-16	8.38	4,286,000	(h)	3,471,660
05-15-18	7.13	4,650,000		3,092,250
06-01-19	7.75	1,920,000	(h)	1,363,200
Edison Mission Energy
Sr Unsecured
06-15-16	7.75	4,827,000		3,934,005
05-15-17	7.00	7,585,000	(h)	5,793,044

	Coupon	Principal
Issuer	rate	amount		Value(a)
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	6,781,082	(h)	6,713,271
NiSource Finance
07-15-14	5.40	5,405,000		5,469,735
01-15-19	6.80	5,775,000		5,856,641
09-15-20	5.45	1,755,000		1,590,860
NRG Energy
02-01-16	7.38	9,345,000		8,936,156
01-15-17	7.38	22,735,000		21,655,087
Texas Competitive Electric Holdings LLC
Series B
11-01-15	10.25	9,090,000	(h)	6,022,125

Total				85,891,209

Entertainment (2.3%)
AMC Entertainment
02-01-16	11.00	6,443,000	(h)	6,668,505
06-01-19	8.75	3,660,000	(d,h)	3,632,550
Cinemark USA
06-15-19	8.63	1,559,000	(d,h)	1,574,590
Regal Cinemas
07-15-19	8.63	5,860,000	(d)	5,947,900
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	5,305,000	(d)	5,437,625
United Artists Theatre Circuit
Pass-Through Ctfs Series BB5
07-01-15	9.30	5,702,737	(l)	5,842,454
United Artists Theatre Circuit
Pass-Through Ctfs Series BC3
07-01-15	9.30	1,833,431	(l)	1,878,350
Warner Music Group
Sr Secured
04-15-14	9.50	5,295,000	(d)	5,559,750

Total				36,541,724

Environmental (0.2%)
Browning-Ferris Inds
Sr Unsecured
09-15-35	7.40	1,500,000		1,478,829
Clean Harbors
Sr Secured
08-15-16	7.63	1,585,000	(d)	1,573,113

Total				3,051,942

Food and Beverage (1.4%)
ASG Consolidated LLC/Finance
Sr Disc Nts
11-01-11	11.50	12,618,000		11,482,380
Pinnacle Foods Finance LLC
04-01-15	9.25	1,515,000		1,450,613
04-01-17	10.63	9,804,000		9,215,760

Total				22,148,753

Gaming (5.1%)
Ameristar Casinos
Sr Unsecured
06-01-14	9.25	3,190,000	(d,h)	3,253,800
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	16,800,000		13,986,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	9,215,000		7,602,375
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	8,160,000	(d)	8,323,200
Indianapolis Downs LLC/Capital
Sr Secured
11-01-12	11.00	1,714,000	(d)	1,234,080
MGM MIRAGE
Sr Secured
11-15-17	11.13	3,220,000	(d,h)	3,509,800
Penn Natl Gaming
Sr Sub Nts
08-15-19	8.75	2,095,000	(d,h)	2,079,288
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	9,660,000	(d)	9,756,600
Seminole Indian Tribe of Florida
10-01-20	7.80	1,995,000	(d)	1,711,929
Seminole Indian Tribe of Florida
Sr Secured
10-01-20	6.54	5,120,000	(d)	4,369,152
Seneca Gaming
Sr Unsecured
05-01-12	7.25	1,685,000		1,583,900
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	5,080,000		4,775,200
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	18,199,000	(d)	12,921,290
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	8,020,000	(d)	6,977,400

Total				82,084,014

Gas Distributors (0.6%)
Southwestern Energy
Sr Nts
02-01-18	7.50	9,135,000	(d)	9,203,513
Gas Pipelines (1.6%)
El Paso
Sr Unsecured
12-12-13	12.00	3,175,000		3,587,750
06-15-14	6.88	1,005,000		980,374
02-15-16	8.25	3,760,000	(h)	3,788,200
Southern Star Central
Sr Nts
03-01-16	6.75	4,725,000		4,417,875
Williams Companies
Sr Unsecured
01-15-20	8.75	3,270,000	(h)	3,712,039
Williams Partners LP/Finance
Sr Unsecured
02-01-17	7.25	10,385,000		10,180,301

Total				26,666,539

	Coupon	Principal
Issuer	rate	amount		Value(a)
Health Care (8.7%)
Apria Healthcare Group
Sr Secured
11-01-14	11.25	8,055,000	(d)	8,296,650
11-01-14	12.38	3,820,000	(d,h)	3,867,750
Biomet
Pay-in-kind
10-15-17	10.38	2,180,000	(f)	2,272,650
Community Health Systems
07-15-15	8.88	7,556,000	(h)	7,584,335
DaVita
03-15-13	6.63	10,536,000		10,219,920
03-15-15	7.25	11,461,000		11,059,865
HCA
Secured
11-15-14	9.13	500,000		505,000
11-15-16	9.25	14,190,000		14,367,375
02-15-17	9.88	1,505,000	(d,h)	1,550,150
HCA
Secured Pay-in-kind
11-15-16	9.63	15,421,000	(f)	15,575,209
HCA
Sr Secured
04-15-19	8.50	3,010,000	(d)	3,047,625
02-15-20	7.88	4,680,000	(d,h)	4,563,000
HCA
Sr Unsecured
11-06-33	7.50	1,900,000		1,379,077
IASIS Healthcare LLC/Capital
06-15-14	8.75	8,175,000		7,991,063
NMH Holdings
Sr Unsecured Pay-in-kind
06-15-14	7.75	6,349,349	(d,f,i)	3,746,116
Omnicare
06-01-13	6.13	3,765,000		3,482,625
12-15-13	6.75	5,353,000		5,058,585
12-15-15	6.88	5,330,000		4,983,550
Select Medical
02-01-15	7.63	8,640,000		7,862,400
Select Medical
Sr Unsecured
09-15-15	7.65	18,712,000	(i)	15,718,079
Vanguard Health Holding I LLC
(Zero coupon through 10-01-09, thereafter 11.25%)
10-01-15	7.09	2,955,000	(o)	2,969,775
Vanguard Health Holding II LLC
10-01-14	9.00	7,532,000		7,400,190

Total				143,500,989

Health Care Insurance (1.3%)
Coventry Health Care
Sr Unsecured
01-15-12	5.88	10,000,000		9,996,560
08-15-14	6.30	2,915,000		2,656,751
03-15-17	5.95	9,395,000		8,375,868

Total				21,029,179

Home Construction (1.1%)
K Hovnanian Enterprises
Sr Secured
05-01-13	11.50	8,505,000	(h)	8,228,588

	Coupon	Principal
Issuer	rate	amount		Value(a)
Norcraft Holdings LP/Capital
Sr Disc Nts
09-01-12	9.75	6,200,000		5,921,000
William Lyon Homes
02-15-14	7.50	12,380,000		4,209,200

Total				18,358,788

Independent Energy (6.8%)
Berry Petroleum
Sr Nts
06-01-14	10.25	4,100,000	(h)	4,279,375
Chesapeake Energy
08-15-14	7.00	5,722,000	(h)	5,435,900
01-15-16	6.63	6,892,000	(h)	6,263,105
08-15-17	6.50	2,465,000		2,175,363
01-15-18	6.25	2,520,000		2,192,400
Denbury Resources
04-01-13	7.50	1,007,000		996,930
12-15-15	7.50	358,000		349,050
03-01-16	9.75	4,780,000		5,030,950
EXCO Resources
01-15-11	7.25	8,140,000		7,977,200
Forest Oil
06-15-19	7.25	2,000,000		1,880,000
Forest Oil
Sr Nts
02-15-14	8.50	5,555,000	(d,h)	5,582,775
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	12,020,000	(d)	11,088,450
PetroHawk Energy
07-15-13	9.13	1,145,000		1,162,175
06-01-15	7.88	4,364,000	(h)	4,233,080
PetroHawk Energy
Sr Nts
08-01-14	10.50	5,895,000	(d)	6,307,650
Quicksilver Resources
08-01-15	8.25	6,324,000		5,960,370
04-01-16	7.13	5,600,000		4,648,000
Quicksilver Resources
Sr Unsecured
08-15-19	9.13	4,985,000		4,860,375
Range Resources
05-15-16	7.50	3,250,000		3,217,500
05-01-18	7.25	3,010,000		2,919,700
05-15-19	8.00	10,835,000	(h)	11,051,700
SandRidge Energy
Pay-in-kind
04-01-15	8.63	13,363,000	(f,h)	12,561,219

Total				110,173,267

Lodging (1.0%)
Starwood Hotels & Resorts Worldwide
Sr Unsecured
10-15-14	7.88	7,965,000		7,925,175
Wyndham Worldwide
Sr Unsecured
05-01-14	9.88	8,370,000		8,807,333

Total				16,732,508

	Coupon	Principal
Issuer	rate	amount		Value(a)
Media Cable (3.8%)
Charter Communications Operating LLC/Capital
Secured
04-30-14	10.38	16,166,000	(d)	16,368,075
CSC Holdings
Sr Unsecured
04-15-14	8.50	5,274,000	(d,h)	5,339,925
06-15-15	8.50	7,145,000	(d,h)	7,198,588
02-15-19	8.63	1,395,000	(d)	1,415,925
DIRECTV Holdings LLC/Financing
06-15-15	6.38	7,150,000	(h)	7,239,375
05-15-16	7.63	7,266,000		7,647,465
Mediacom Broadband LLC
Sr Unsecured
10-15-15	8.50	1,400,000		1,368,500
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	5,715,000	(d,h)	5,600,700
Videotron Ltee
04-15-18	9.13	1,700,000	(c,d)	1,785,000
Virgin Media Finance
04-15-14	8.75	4,005,000	(c,h)	4,065,075
08-15-16	9.50	3,925,000	(c)	4,028,031

Total				62,056,659

Media Non Cable (7.2%)
DISH DBS
10-01-11	6.38	5,940,000	(h)	5,947,425
10-01-14	6.63	7,590,000		7,210,500
02-01-16	7.13	10,449,000		10,031,040
Intelsat Jackson Holdings
06-15-16	11.25	4,755,000	(c)	4,957,088
Intelsat Subsidiary Holding
01-15-15	8.88	9,115,000	(c,d)	9,206,150
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	6,825,000	(d,h)	7,140,656
Lamar Media
Series B
08-15-15	6.63	6,030,000		5,276,250
Lamar Media
Series C
08-15-15	6.63	646,000		565,250
Lamar Media
Sr Nts
04-01-14	9.75	11,975,000	(d)	12,573,750
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	21,883,000		20,788,849
Nielsen Finance LLC
08-01-14	10.00	5,485,000	(h)	5,183,325
05-01-16	11.50	2,600,000	(h)	2,587,000
Quebecor Media
Sr Unsecured
03-15-16	7.75	2,800,000	(c)	2,639,000
03-15-16	7.75	4,225,000	(c)	3,982,063
Rainbow Natl Services LLC
09-01-12	8.75	17,535,000	(d)	17,710,349
09-01-14	10.38	3,003,000	(d)	3,138,135

Total				118,936,830

	Coupon	Principal
Issuer	rate	amount		Value(a)
Metals (2.4%)
Arch Coal
Sr Nts
08-01-16	8.75	6,330,000	(d)	6,330,000
Compass Minerals Intl
Sr Nts
06-01-19	8.00	2,730,000	(d)	2,709,525
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-15	8.25	7,965,000		8,303,513
04-01-17	8.38	2,930,000		3,054,525
Noranda Aluminum Acquisition
Pay-in-kind
05-15-15	5.41	29,964,463	(f,i)	18,278,322

Total				38,675,885

Non Captive Diversified (1.6%)
Ford Motor Credit LLC
Sr Unsecured
09-15-10	9.75	1,500,000		1,514,511
08-10-11	9.88	6,247,000		6,184,530
08-01-12	7.50	7,300,000		6,679,500
GMAC
08-28-12	6.88	3,305,000	(d)	2,875,350
12-01-14	6.75	10,355,000	(d,h)	8,491,100

Total				25,744,991

Other Financial Institutions (0.6%)
Cardtronics
08-15-13	9.25	7,604,000		7,413,900
Cardtronics
Series B
08-15-13	9.25	2,648,000		2,581,800

Total				9,995,700

Other Industry (0.4%)
Chart Inds
10-15-15	9.13	6,575,000		6,344,875
Packaging (1.3%)
Ball
09-01-16	7.13	1,010,000	(h)	1,010,000
09-01-19	7.38	1,060,000	(h)	1,057,350
Crown Americas LLC/Capital II
Sr Unsecured
05-15-17	7.63	4,225,000	(d)	4,193,313
Greif
Sr Nts
08-01-19	7.75	855,000	(d)	837,900
Owens-Brockway Glass Container
05-15-16	7.38	6,005,000	(d)	5,974,975
Silgan Holdings
Sr Unsecured
08-15-16	7.25	7,325,000	(d)	7,251,750

Total				20,325,288

Paper (2.6%)
Boise Cascade LLC
10-15-14	7.13	8,462,000		5,680,118
Cascades
02-15-13	7.25	3,485,000	(c,h)	3,284,613

	Coupon	Principal
Issuer	rate	amount		Value(a)
Georgia-Pacific LLC
06-15-15	7.70	3,645,000	(h)	3,535,650
05-01-16	8.25	3,795,000	(d)	3,832,950
01-15-17	7.13	7,548,000	(d)	7,246,080
Georgia-Pacific LLC
Sr Unsecured
05-15-31	8.88	2,000,000		1,910,000
NewPage
Sr Secured
05-01-12	10.00	18,262,000		9,907,134
Norampac Inds
06-01-13	6.75	7,480,000	(c)	6,956,400

Total				42,352,945

Pharmaceuticals (0.8%)
Valeant Pharmaceuticals Intl
06-15-16	8.38	2,865,000	(d)	2,907,975
Warner Chilcott
02-01-15	8.75	9,513,000		9,465,435

Total				12,373,410

Retailers (0.2%)
Toys R Us Property I LLC
07-15-17	10.75	3,586,000	(d,h)	3,666,685
Technology (1.6%)
CPI Intl
Sr Unsecured
02-01-15	6.68	1,825,000	(i)	1,606,000
Iron Mountain
Sr Sub Nts
08-15-21	8.38	6,850,000	(h)	6,824,313
Seagate Technology Intl
Secured
05-01-14	10.00	1,140,000	(c,d)	1,224,075
SS&C Technologies
12-01-13	11.75	8,532,000		8,798,625
SunGard Data Systems
08-15-13	9.13	1,000,000		990,000
08-15-15	10.25	6,465,000	(h)	6,400,350

Total				25,843,363

Transportation Services (0.8%)
Erac USA Finance
10-15-17	6.38	7,050,000	(d)	6,901,551
Hertz
01-01-14	8.88	5,596,000		5,358,170

Total				12,259,721

Wireless (6.4%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	14,325,000	(d)	14,468,249
Centennial Cellular Operating/Communications
06-15-13	10.13	1,750,000	(h)	1,785,000
Cricket Communications
11-01-14	9.38	295,000	(h)	278,038
07-15-15	10.00	6,715,000		6,496,763
Cricket Communications
Sr Secured
05-15-16	7.75	10,420,000	(d)	10,003,199
MetroPCS Wireless
11-01-14	9.25	9,422,000	(h)	9,245,337

	Coupon	Principal
Issuer	rate	amount		Value(a)
MetroPCS Wireless
Sr Unsecured
11-01-14	9.25	2,290,000	(h)	2,247,063
Nextel Communications
Series D
08-01-15	7.38	19,186,000		16,380,047
Nextel Communications
Series E
10-31-13	6.88	365,000	(h)	326,675
SBA Telecommunications
08-15-16	8.00	6,955,000	(d)	6,937,613
08-15-19	8.25	4,940,000	(d)	4,964,700
Sprint Capital
01-30-11	7.63	3,531,000	(h)	3,535,414
03-15-12	8.38	4,810,000		4,816,013
Sprint Nextel
Sr Nts
08-15-17	8.38	16,790,000		15,992,474
Wind Acquisition Finance
Sr Nts
07-15-17	11.75	5,770,000	(c,d,h)	6,260,450

Total				103,737,035

Wirelines (6.4%)
Cincinnati Bell
01-15-14	8.38	7,040,000	(h)	6,828,800
Frontier Communications
Sr Unsecured
05-01-14	8.25	2,545,000		2,525,913
03-15-15	6.63	650,000		602,875
03-15-19	7.13	10,605,000	(h)	9,650,550
Level 3 Financing
02-15-17	8.75	14,304,000		11,157,120
Qwest Capital Funding
02-15-11	7.25	5,000,000		4,925,000
Qwest
Sr Unsecured
09-01-11	7.88	6,780,000	(h)	6,915,600
06-15-15	7.63	13,190,000		13,091,075
05-01-16	8.38	2,920,000	(d,h)	2,971,100
06-01-17	6.50	12,410,000		11,417,200
09-15-33	6.88	500,000		390,000
Time Warner Telecom Holdings
02-15-14	9.25	5,720,000		5,820,100
Windstream
08-01-13	8.13	1,875,000	(h)	1,875,000
08-01-16	8.63	20,242,000		20,317,907
03-15-19	7.00	5,605,000		5,128,575

Total				103,616,815

Total Bonds
(Cost: $1,341,675,991)				$1,368,661,289

Senior Loans (8.5%)(p)

	Coupon		Principal
Borrower	rate		amount		Value(a)
Automotive (0.7%)
Ford Motor
Term Loan
TBD	TBD	%	$2,700,000	(g,q)	$2,338,497
12-15-13	3.28-3.51		11,325,617		9,809,230

Total					12,147,727

	Coupon	Principal
Borrower	rate	amount		Value(a)
Chemicals (1.4%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
TBD	TBD	2,586,835	(g,q)	1,965,270
05-05-13	2.88	21,219,413		16,120,813
Hexion Specialty Chemicals
Tranche C2 Term Loan
TBD	TBD	561,934	(g,q)	426,912
05-05-13	2.88	4,606,068		3,499,322

Total				22,012,317

Electric (0.3%)
Energy Future Holdings
Tranche B3 Term Loan
10-10-14	3.76-3.78	5,421,992		4,092,466
Entertainment (0.3%)
AMC Entertainment Holdings
Pay-in-kind Term Loan
06-13-12	5.62	6,233,442	(f)	5,454,262
Gaming (0.4%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.00	4,173,528	(l)	3,583,392
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
08-15-12	9.00	1,543,839	(l)	1,325,540
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.00	1,080,993	(l)	928,141

Total				5,837,073

Health Care (0.7%)
IASIS Healthcare LLC
Pay-in-kind Term Loan
06-16-14	5.74	12,766,335	(f)	10,596,058
Media Cable (1.5%)
Charter Communications Operating LLC
Term Loan
TBD	TBD	11,362,626	(g,q)	10,543,608
03-05-14	6.25	16,866,651		15,650,902

Total				26,194,510

Metals (0.3%)
Noranda Aluminum Acquisition
Tranche B Term Loan
05-18-14	2.27	6,391,244		4,710,347
Oil Field Services (1.2%)
Dresser
2nd Lien Term Loan
05-04-15	6.02	22,444,000		18,740,740
Paper (0.3%)
NewPage
Term Loan
TBD	TBD	5,895,000	(g,q)	5,451,401

	Coupon	Principal
Borrower	rate	amount		Value(a)
Wirelines (1.4%)
Fairpoint Communications
Tranche B Term Loan
TBD	TBD	4,864,929	(g,q)	3,680,611
03-31-15	5.00	24,372,341		18,439,138

Total				22,119,749

Total Senior Loans
(Cost: $125,701,482)				$137,356,650

Common Stocks (—%)

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels (—%)
Link Energy LLC Unit	1,646,684	(b,k)	$23,054
Paper & Forest Products (—%)
Crown Paper Escrow	29,470,000	(b,l)	29
Textiles, Apparel & Luxury Goods (—%)
Arena Brands	111,111	(b,j,l,m)	—
Total Common Stocks
(Cost: $18,965,223)			$23,083

Other (0.2%)

Issuer	Shares		Value(a)
Other Financial Institutions
Varde Fund V LP	25,000,000	(e,l,m)	$2,619,250

Total Other
(Cost: $—)			$2,619,250

Money Market Fund (6.7%)

	Shares		Value(a)
Money Market Fund
RiverSource Short-Term Cash Fund, 0.28%	108,775,781	(r)	$108,775,781

Total Money Market Fund
(Cost: $108,775,781)			$108,775,781

Investments of Cash Collateral Received for Securities on Loan (8.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (7.9%)
JPMorgan Prime Money Market Fund	128,815,666	$128,815,666

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (0.2%)
Versailles Commercial Paper LLC
09-10-09	0.60%	$2,498,542	$2,498,542
Certificates of Deposit (0.4%)
Banco Santander Madrid
10-13-09	0.45	1,000,000	1,000,000
MIT
09-28-09	0.33	2,000,000	2,000,000
Raiffeisen Zentralbank Oest Vienna
09-10-09	0.41	3,000,000	3,000,000

Total			6,000,000

Commercial Paper (0.4%)
Citigroup Funding
09-08-09	0.39	3,999,523	3,999,523

	Coupon	Principal
Issuer	rate	amount	Value(a)
Natixis Commercial Paper
09-08-09	0.32	2,499,289	2,499,289

Total			6,498,812

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $143,813,020)			$143,813,020

Total Investments in Securities
(Cost: $1,738,931,497)(s)			$1,761,249,073

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2009, the value of foreign securities represented 3.0% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2009, the value of these securities amounted to $401,335,479 or 24.7% of net assets.

(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g)	At Aug. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $21,659,838.

(h)	At Aug. 31, 2009, security was partially or fully on loan.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(j)	Negligible market value.

(k)	Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Aug. 31, 2009 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	cost	cost	cost	cost	income	Value(a)
Link Energy LLC Unit	$13,076,335	$—	$—	$13,076,335	$—	$23,054

(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Aug. 31, 2009 was $16,177,156, representing 1.0% of net assets. Information concerning such security holdings at Aug. 31, 2009 is as follows:

	Acquisition
Security	dates	Cost
Arena Brands	09-03-92	$5,888,888
Crown Paper Escrow	04-16-07	—
Great Lakes Gaming of Michigan LLC
Development Term Loan
9.00% 2012	03-02-07 thru 09-15-07	4,126,904
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Letter of Credit
9.00% 2012	03-02-07 thru 09-15-07	1,526,592

	Acquisition
Security	dates	Cost
Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.00% 2012	03-02-07 thru 09-15-07	1,068,917
United Artists Theatre Circuit
Pass-Through Ctfs Series BB5
9.30% 2015	12-08-95 thru 04-03-02	5,483,368
United Artists Theatre Circuit
Pass-Through Ctfs Series BC3
9.30% 2015	12-06-01	1,532,973
Varde Fund V LP	04-27-00 thru 06-19-00	—	*

*	The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(m)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(n)	This position is in bankruptcy.

(o)	For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(p)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(s)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $1,738,931,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$86,129,000
Unrealized depreciation	(63,811,000)

Net unrealized appreciation	$22,318,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual Report dated May 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities	$—	$1,360,940,485	$7,720,804	$1,368,661,289

Total Bonds	—	1,360,940,485	7,720,804	1,368,661,289

Equity Securities
Common Stocks
Oil, Gas & Consumable Fuels	—	23,054	—	23,054
Paper & Forest Products	—	—	29	29
Other
Other Financial Institutions	—	—	2,619,250	2,619,250

Total Equity Securities	—	23,054	2,619,279	2,642,333

Other
Senior Loans	—	131,519,577	5,837,073	137,356,650
Affiliated Money Market Fund (a)	108,775,781	—	—	108,775,781
Investments of Cash Collateral Received for Securities on Loan (b)	128,815,666	14,997,354	—	143,813,020

Total Other	237,591,447	146,516,931	5,837,073	389,945,451

Total	$237,591,447	$1,507,480,470	$16,177,156	$1,761,249,073

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Debt
	Securities	Senior Loans	Common Stocks	Other	Total

Balance as of May 31, 2009	$8,012,251	$6,108,369	$29	$2,538,750	$16,659,399
Accrued discounts/premiums	14,918	6,688	—	—	21,606
Realized gain (loss)	18,222	5,537	—	—	23,759
Change in unrealized appreciation (depreciation)*	125,142	204,732	—	80,500	410,374
Net purchases (sales)	(449,729)	(488,253)	—	—	(937,982)
Transfers in and/or out of Level 3	—	—	—	—	—

Balance as of Aug. 31, 2009	$7,720,804	$5,837,073	$29	$2,619,250	$16,177,156

*	Change in unrealized appreciation (depreciation) relating to securities held at Aug. 31, 2009 was $410,374.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource High Yield Income Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date October 29, 2009